Pensions and Other Postretirement Benefits (Weighted-average Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions [Member]
Weighted-average assumptions used to determine projected benefit obligation [Abstract]
Discount rate	3.51%	3.81%	3.99%
Rate of compensation increase	2.75%	2.75%	2.75%
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Rate to determine current service cost	4.11%	4.24%	3.87%
Rate to determine interest cost	3.15%	3.27%	3.87%
Rate of compensation increase	2.75%	2.75%	3.00%
Expected return on plan assets	7.00%	7.00%	7.00%
Expected return on plan asset assumption to be used in future year (in hundredths)	7.00%
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value	5 years
Other postretirement benefits [Member]
Weighted-average assumptions used to determine projected benefit obligation [Abstract]
Discount rate	3.59%	3.96%	4.14%
Rate of compensation increase	2.75%	2.75%	2.75%
Weighted-average assumptions used to determine net periodic benefit cost [Abstract]
Rate to determine current service cost	4.43%	4.59%	3.86%
Rate to determine interest cost	3.29%	3.35%	3.86%
Rate of compensation increase	2.75%	2.75%	3.00%